Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2020 CNY (¥)	Mar. 31, 2020	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Cash equivalents
Value-added tax receivable from customers	0	97,287
Accounts receivable, except for the principle of factoring as percentage collected					0.07%
Impairment of long-lived assets			73,999
Interest and penalties
Unrecognized uncertain tax positions
Research and development expenses			$ 3,512,512
Antidilutive securities excluded from computation of earnings per share, amount | shares
Deferred offering cost						$ 312,202
Deferred issuing costs						$ 864,673
Net loss	(9,075,353)	$ (61,995,758)	$ (3,818,737)
Retained earnings	(34,537,976)	(25,379,699)	36,653,460
Cash and cash equivalents	3,274,287	13,567
Net cash used in operating activities	(3,818,665)	(1,071,379)	(17,266,382)
Proceeds from issuance of privateplacement	$ 4,278,000
RMB [Member]
Payment of income tax | ¥				¥ 100,000
Minimum [Member]
Percentage of statutory surplus reserve after tax net income	10.00%
Maximum [Member]
Percentage of statutory surplus reserve after tax net income	50.00%
Electronic Equipment [Member]
Percentage of residual value	5.00%			5.00%
Furniture [Member]
Percentage of residual value	5.00%			5.00%
Leasehold Improvements [Member]
Percentage of residual value	0.00%			0.00%
Third Parties [Member]
Allowance for loans to third party	$ 41,782,173	$ 39,402,683	$ 7,119,594